Investment in Securities	12 Months Ended
Mar. 31, 2015
Investment in Securities

9. Investment in Securities

Investment in securities at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Trading securities*	¥16,079	¥1,190,131
Available-for-sale securities	881,493	1,356,840
Held-to-maturity securities	96,731	115,599
Other securities	220,149	183,687

Total	¥1,214,452	¥2,846,257

*	The amount of assets under management of variable annuity and variable life insurance contracts, which increased as a result of the acquisition of a subsidiary, included in trading securities was ¥1,165,347 million as of March 31, 2015.

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities and life insurance related investment income. For further information, see Note 22 “Gains on investment securities and dividends” and Note 23 “Life Insurance Operations”. For fiscal 2013, 2014 and 2015, net unrealized holding gains (losses) on trading securities were gains of ¥1,662 million, losses of ¥3,083 million and gains of ¥137,704 million, respectively.

During fiscal 2013, 2014 and 2015, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥417,534 million, ¥318,697 million and ¥511,868 million, respectively, resulting in gross realized gains of ¥17,830 million, ¥14,517 million and ¥32,206 million, respectively, and gross realized losses of ¥578 million, ¥368 million and ¥129 million, respectively. The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2013, 2014 and 2015, the Company and its subsidiaries charged losses on securities of ¥22,838 million, ¥7,989 million and ¥8,997 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥80,942 million and ¥43,718 million at March 31, 2014 and 2015, respectively. Investments with an aggregate cost of ¥72,078 million and ¥42,838 million, respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for certain investments in equity securities included in available-for-sale securities, which as of March 31, 2014 and 2015, were fair valued at ¥5,116 million and ¥8,168 million, respectively.

Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for certain investments in a trust and investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2014 and 2015, the fair values of these investments were ¥6,317 million and ¥8,723 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥359,148	¥1,230	¥(18)	¥360,360
Japanese prefectural and foreign municipal bond securities	93,927	2,913	(143)	96,697
Corporate debt securities	199,340	2,601	(555)	201,386
Specified bonds issued by SPEs in Japan	6,850	70	(148)	6,772
CMBS and RMBS in the Americas	17,445	614	(226)	17,833
Other asset-backed securities	47,344	1,269	(815)	47,798
Other debt securities	9,508	2,042	0	11,550
Equity securities	87,875	51,783	(561)	139,097

	821,437	62,522	(2,466)	881,493

Held-to-maturity:
Japanese government bond securities and other	96,731	7,305	0	104,036

	¥918,168	¥69,827	¥(2,466)	¥985,529

March 31, 2015

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥517,500	¥10,127	¥(35)	¥527,592
Japanese prefectural and foreign municipal bond securities	155,943	5,644	(110)	161,477
Corporate debt securities	283,859	3,891	(137)	287,613
Specified bonds issued by SPEs in Japan	7,257	54	(31)	7,280
CMBS and RMBS in the Americas	67,049	3,073	(146)	69,976
Other asset-backed securities	145,308	1,286	(624)	145,970
Other debt securities	2,000	0	0	2,000
Equity securities	104,096	52,568	(1,732)	154,932

	1,283,012	76,643	(2,815)	1,356,840

Held-to-maturity:
Japanese government bond securities and other	115,599	14,490	(112)	129,977

	¥1,398,611	¥91,133	¥(2,927)	¥1,486,817

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2014 and 2015, respectively:

March 31, 2014

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥140,133	¥(10)	¥14,977	¥(8)	¥155,110	¥(18)
Japanese prefectural and foreign municipal bond securities	31,407	(143)	0	0	31,407	(143)
Corporate debt securities	27,496	(31)	10,968	(524)	38,464	(555)
Specified bonds issued by SPEs in Japan	0	0	2,138	(148)	2,138	(148)
CMBS and RMBS in the Americas	5,186	(55)	884	(171)	6,070	(226)
Other asset-backed securities	10,705	(36)	1,656	(779)	12,361	(815)
Equity securities	15,957	(541)	99	(20)	16,056	(561)

	¥230,884	¥(816)	¥30,722	¥(1,650)	¥261,606	¥(2,466)

March 31, 2015

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥5,407	¥(35)	¥0	¥0	¥5,407	¥(35)
Japanese prefectural and foreign municipal bond securities	44,782	(110)	0	0	44,782	(110)
Corporate debt securities	81,108	(58)	6,363	(79)	87,471	(137)
Specified bonds issued by SPEs in Japan	0	0	1,269	(31)	1,269	(31)
CMBS and RMBS in the Americas	9,754	(31)	506	(115)	10,260	(146)
Other asset-backed securities	10,950	(304)	8,127	(320)	19,077	(624)
Equity securities	6,640	(1,723)	585	(9)	7,225	(1,732)

	158,641	(2,261)	16,850	(554)	175,491	(2,815)

Held-to-maturity:
Japanese government bond securities and other	4,889	(112)	0	0	4,889	(112)

	¥163,530	¥(2,373)	¥16,850	¥(554)	¥180,380	¥(2,927)

The number of investment securities that were in an unrealized loss position as of March 31, 2014 and 2015 were 184 and 197, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, specified bonds issued by special purpose entities in Japan, CMBS and RMBS in the Americas, and other asset-backed securities.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2015.

The unrealized loss associated with specified bonds is primarily due to changes in the estimated cash flows of the underlying real estates. Considering all available information to assess the collectability of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2015.

The unrealized loss associated with CMBS and RMBS in the Americas and other asset-backed securities is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis and no credit impairment was identified. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2015.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2015.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Total other-than-temporary impairment losses	¥23,180	¥7,992	¥9,077
Portion of loss recognized in other comprehensive income (before taxes)	(342)	(3)	(80)

Net impairment losses recognized in earnings	¥22,838	¥7,989	¥8,997

Total other-than-temporary impairment losses for fiscal 2013 mainly related to equity securities and debt securities. Total other-than-temporary impairment losses for fiscal 2014 mainly related to equity securities and other securities. Total other-than-temporary impairment losses for fiscal 2015 related to equity securities, debt securities and other securities.

During fiscal 2013, other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds and on certain mortgage-backed securities. During fiscal 2014, other-than-temporary impairment losses related to debt securities are recognized mainly on certain mortgage-backed securities. During fiscal 2015, other-than-temporary impairment losses related to debt securities are recognized mainly on certain other asset-backed securities. Specified bonds have experienced credit losses due to decline in the value of the underlying assets. Mortgage-backed securities have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Other asset-backed securities have experienced credit losses due to a decline in value of the underlying assets. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number of assumptions such as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Beginning	¥8,199	¥7,809	¥1,991
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	110	8	456
Credit loss for which an other-than-temporary impairment was previously recognized	1,171	239	282
Reduction during the period:
For securities sold or redeemed	(1,049)	(3,609)	(44)
Due to change in intent to sell or requirement to sell	(622)	(2,456)	(52)

Ending	¥7,809	¥1,991	¥2,633

At March 31, 2013, other-than-temporary impairment related to the non-credit losses arising from debt securities for which other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) was included in unrealized gains/losses (before taxes) of CMBS and RMBS in the Americas, and other asset-backed securities, with gross unrealized losses of ¥435 million, and was included in unrealized gains/losses (after taxes) of accumulated other comprehensive income, with gross unrealized losses of ¥277 million. At March 31, 2014, other-than-temporary impairment related to the non-credit losses arising from debt securities for which other-than-temporary impairment related to the credit loss had been recognized in earnings was included in unrealized gains/losses (before taxes) of CMBS and RMBS in the Americas, with gross unrealized gains of ¥59 million and unrealized losses of ¥102 million, and was included in unrealized gains/losses (after taxes) of accumulated other comprehensive income, with gross unrealized gains of ¥38 million and unrealized losses of ¥65 million. At March 31, 2015, other-than-temporary impairment related to the non-credit losses arising from debt securities for which other-than-temporary impairment related to the credit loss had been recognized in earnings was included in unrealized gains/losses (before taxes) of CMBS and RMBS in the Americas, with gross unrealized gains of ¥234 million and unrealized losses of ¥58 million, and was included in unrealized gains/losses (after taxes) of accumulated other comprehensive income, with gross unrealized gains of ¥149 million and unrealized losses of ¥37 million. The unrealized gains/losses include unrealized gains/losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2015:

Available-for-sale securities held at March 31, 2015:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥200,090	¥200,427
Due after one to five years	443,060	448,739
Due after five to ten years	300,347	309,294
Due after ten years	235,419	243,448

	¥1,178,916	¥1,201,908

Held-to-maturity securities held at March 31, 2015:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥380	¥380
Due after one to five years	59	60
Due after ten years	115,160	129,537

	¥115,599	¥129,977

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥11,505 million, ¥12,393 million and ¥12,391 million for fiscal 2013, 2014 and 2015, respectively.

The Company and a certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable those debt securities were able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”) and ASC 320 (“Investments”), the Company and the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the Company and a certain foreign subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the Company and the subsidiary determine a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. For a debt security for which an other-than-temporary impairment is considered to have occurred, the Company and the subsidiary recognize the entire difference between the amortized cost and the fair value in earnings if the Company and the subsidiary intend to sell the debt security or it is more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and the subsidiary do not intend to sell the debt security and it is not more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and the subsidiary separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. As of March 31, 2014 and 2015, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥1,267 million and ¥851 million, and ¥6,112 million and ¥5,595 million, and the outstanding balance of accretable yield was ¥1,074 million and ¥996 million, respectively.